INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets, Net
Intangible assets gross	$ 29,142	$ 15,172
Less: Accumulated amortization	(4,704)	(2,269)
Intangible assets, net	24,438	12,903
Amortization expense	2,436	1,531	$ 785
Trademark
Finite-Lived Intangible Assets, Net
Intangible assets gross	$ 15,100	15,100
Remaining useful life	7 years 6 months
Trademark | Maximum
Finite-Lived Intangible Assets, Net
Estimated useful life of Intangible assets	5 years 10 months 24 days
Technology
Finite-Lived Intangible Assets, Net
Intangible assets gross	$ 13,972
Software
Finite-Lived Intangible Assets, Net
Intangible assets gross	$ 70	$ 72